Operating Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Fortaleza Knutsen [Member]
Lease Rental Expenses [Line Items]
Lease expiration period	Mar. 23, 2023
Recife Knutsen [Member]
Lease Rental Expenses [Line Items]
Lease expiration period	Aug. 23, 2023
Bodil Knutsen [Member]
Lease Rental Expenses [Line Items]
Lease expiration period	May 31, 2016
Option to extend lease expiration date	2019-05
Windsor Knutsen [Member]
Lease Rental Expenses [Line Items]
Lease expiration period, description	Fourth quarter of 2015
Vessel operation time charter period	2 years
Option to extend lease expiration year	2020
Carmen Knutsen [Member]
Lease Rental Expenses [Line Items]
Lease expiration period	Jan. 15, 2018
Option to extend lease expiration date	2021-01
Hilda Knutsen [Member]
Lease Rental Expenses [Line Items]
Lease expiration period	Aug. 31, 2018
Torill Knutsen [Member]
Lease Rental Expenses [Line Items]
Lease expiration period	Nov. 30, 2018
Dan Cisne [Member]
Lease Rental Expenses [Line Items]
Lease expiration period	Sep. 30, 2023